Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and
Service Class 2
Balanced Portfolio
April 30, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Pramod Atluri.

Jonathan Kasen (co-manager), Steven Kaye (co-manager), Monty Kori (co-manager), Robert Lee (co-manager), Brian Lempel (co-manager), Peter Saperstone (co-manager), Douglas Simmons (co-manager), Pierre Sorel (co-manager), Robert Stansky (co-manager), and Tobias Welo (co-manager) have managed the fund since January 2014.

Pramod Atluri (co-manager) has managed the fund since February 2015.

The following information replaces the biographical information for Ford O'Neil found in the "Fund Management" section on page 11.

Pramod Atluri is co-manager of the fund, which he has managed since February 2015. Mr. Atluri manages the fixed-income asset class of the fund. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Atluri has worked as an industrial research analyst, an asset allocation analyst, and a portfolio manager.

VBAL-15-01  February 20, 2015
1.918616.106

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Balanced Portfolio
April 30, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" beginning on page 4.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Pramod Atluri.

Jonathan Kasen (co-manager), Steven Kaye (co-manager), Monty Kori (co-manager), Robert Lee (co-manager), Brian Lempel (co-manager), Peter Saperstone (co-manager), Douglas Simmons (co-manager), Pierre Sorel (co-manager), Robert Stansky (co-manager), and Tobias Welo (co-manager) have managed the fund since January 2014.

Pramod Atluri (co-manager) has managed the fund since February 2015.

The following information replaces the biographical information for Ford O'Neil found in the "Fund Management" section on page 11.

Pramod Atluri is co-manager of the fund, which he has managed since February 2015. Mr. Atluri manages the fixed-income asset class of the fund. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Atluri has worked as an industrial research analyst, an asset allocation analyst, and a portfolio manager.

VB-INV-15-01  February 20, 2015
1.918617.106